UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

[LOGO]
ACADIAN

ACADIAN EMERGING MARKETS PORTFOLIO

ANNUAL REPORT                                           OCTOBER 31, 2005

--------------------------------------------------------------------------------

                                        INVESTMENT ADVISER:
                                        ACADIAN ASSET MANAGEMENT, INC.

--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2005

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Schedule of Investments ...................................................    5

Statement of Assets and Liabilities .......................................   13

Statement of Operations ...................................................   14

Statement of Changes in Net Assets ........................................   15

Financial Highlights ......................................................   16

Notes to Financial Statements .............................................   17

Report of Independent Registered Public Accounting Firm ...................   25

Trustees and Officers of The Advisors' Inner Circle Fund ..................   26

Disclosure of Portfolio Expenses ..........................................   34

Board Considerations in Approving the Advisory Agreement ..................   35

Notice to Shareholders ....................................................   37

Shareholder Voting Results ................................................   38

--------------------------------------------------------------------------------

The Portfolio files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Form N-Q is available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-AAM-6161; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

October 31, 2005

Dear Shareholder:

We are pleased to present the annual report for the Acadian Emerging Markets Portfolio. This commentary covers the twelve months from November 1, 2004 to October 31, 2005, focusing on the portfolio's performance and some of the conditions and decisions that impacted returns.

PORTFOLIO PERFORMANCE REVIEW

For the twelve months ended October 31, 2005, the Acadian Emerging Markets Portfolio returned 35.27%, versus 34.49% for the IFC Investable Index, a widely followed emerging markets benchmark.

ECONOMIC AND MARKET CONDITIONS

The emerging equity markets saw mixed but overall strongly positive returns over the period. After declines in January, March and April, the asset class moved into steadily increasing positive returns, culminating in a very strong September. October saw a reversal of this trend, as a sudden drop in oil prices made investors concerned about the profit outlook for the many energy-sensitive companies in the emerging universe. Overall, however, the year was a solid one for the emerging markets asset class. Of the various regions, Latin America saw some of the highest returns, led by energy-producing economies that included Brazil and Argentina. The European region was also robust, driven in large part by Russia but also by Turkey, whose chances of joining the EU improved over the year. Asian emerging markets tended to lag their counterparts elsewhere in the world, as the lynchpin Chinese economy saw its outlook fluctuate amid inflation and monetary policy concerns. However, the Asian region still delivered a positive return for the year.

INVESTMENT STRATEGY USED DURING THE PERIOD

Acadian continues to pursue its highly structured and disciplined approach to the emerging markets, using a database of information on over 60 emerging markets and over 5000 stocks. Our emerging markets process emphasizes country selection but also examines a variety of factors at the stock level. As a result, the portfolio was invested in 19 emerging equity markets, with benchmark-relative overweightings in such markets as Russia, Turkey, South Korea, China, Indonesia, Taiwan and Poland. The portfolio was underweighted in India, Mexico, Brazil, Israel, Chile, South Africa and Thailand.

The resulting portfolio had what we believe to be very attractive valuation characteristics, with a price/book value, price/sales ratio and price/earnings ratio all lower than the benchmark index. The portfolio also held stocks that were on average somewhat smaller in capitalization size than those in the IFC Investable Index, with relatively more assets in the mid-size $1-$5 billion capitalization range, and fewer assets in the larger-size range of $5-20 billion in capitalization.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

COMMENTARY ON THE FUND'S INVESTMENT PERFORMANCE

The Acadian Emerging Markets Portfolio returned 35.27% for the twelve months ended October 31, 2005, versus 34.49% for the IFC Investable Index. The portfolio gained 398 basis points of value from stock selection relative to the benchmark index, though this was partially offset by 220 basis points of negative return from country allocations. The net active return was thus 78 basis points of outperformance. Specific investments impacting performance included the following:

HELPED PORTFOLIO

      o     Stock selection and overweighting in Korea

      o     Stock selection in China

      o     Stock selection and overweighting in Turkey

      o     Stock selection and overweighting in Russia

      o     Stock selection and overweighting in Poland

      o     Stock selection and underweighting in South Africa

HURT PORTFOLIO

      o     Underweighting and stock selection in Brazil

      o     Overweighting and stock selection in Taiwan

      o     Underweighting and stock selection in India

      o     Underweighting in Mexico

      o     Underweighting in Egypt

      o     Overweighting and stock selection in Indonesia

CURRENT OUTLOOK

We remain positive in our forecasts for many emerging markets. Low valuations in key markets, solid fundamentals and longer-term cash flow factors are driving the expected outperformance of the asset class.

Asian emerging markets' forecasts are mixed but positive overall. China appears moderately positive following a previously much stronger forecast, as earnings have dipped recently and domestic demand seems to be slowing. However, there are enough attractive individual securities in this market to sustain an overweighted position. Indonesia and Taiwan appear positive on relatively cheap valuations and favorable risk factors. Among the more unattractive markets in this category are Malaysia and India, where risk appears higher and monetary policies are tight.

In the EMEA region, energy-rich Russia is the highest-ranked market in our framework. Turkey also has a positive forecast, driven primarily by cash flow factors and perceived lower risk as the country continues to try to bring its economic policy in line with that of

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

the EU. After solid performance recently, our outlook for Central Europe is relatively negative. High valuations, unfavorable risk factors and sensitivity to commodity prices have dampened our outlook for these markets.

In Latin America, oil producer Venezuela is the top-ranked market, based on cash flow and the benefits it reaps from higher commodity prices in the marketplace. Argentina also looks positive on earnings, currency factors and resilience to commodity market fluctuations. Brazil has moved up in our framework, appearing less risky, but the market remains underweighted. Colombia and Chile are expected to underperform based on cash flow, valuation and risk factors.

If we can provide any further information, please contact me at (617) 850-3500.


Sincerely,

/s/ Churchill G. Franklin

Churchill G. Franklin
Executive Vice President

This represents the manager's assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The IFC INVESTABLE INDEX is designed to measure the type of returns foreign portfolio investors might receive from investing in emerging market stocks that are legally and practically available to them. Constituents for the IFC Investable Index series are drawn from the IFCG stock universe based on size, liquidity, and their legal and practical availability to foreign institutional investors. As with IFCG indices, Standard & Poor's calculates a coefficient, called the Investable Weight Factor (IWF), to adjust market capitalization for cross, government and strategic holdings. In addition, the IWF is used to account for any foreign investment restrictions either at the national level or by the individual company's corporate statute. Some markets included in the IFCG Index are not included in the IFC Investable Index due to limits on foreign investment or a lack of stocks that meet the more stringent IFC Investable size and liquidity screens. The IFC Investable Index currently includes 22 markets.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $100,000 Investment

                        ---------------------------------
                          AVERAGE ANNUAL TOTAL RETURN*
                        FOR PERIOD ENDED OCTOBER 31, 2005
                        ---------------------------------
                         1 Year     5 Years    10 Years
                        ---------------------------------
                         35.27%      23.52%      9.73%
                        ---------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                        Acadian Emerging    IFC Investable
                       Markets Portfolio         Index

                            100,000             100,000
                            108,720             110,490
                            102,784              99,397
                             65,607              70,711
                             92,827             101,251
                             88,000              91,035
                             76,208              71,817
                             90,787              81,139
                            142,199             120,735
                            187,063             147,116
                            253,041             197,856


* If the Adviser and/or Portfolio's service providers had not limited certain expenses, the Portfolio's total return would have been lower.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN
    AND VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE
  ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A PORTFOLIO'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS,
    THE PERFORMANCE WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST
                         DIRECTLY IN AN UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE PORTFOLIO WILL MEET ITS STATED OBJECTIVES.

  THE PORTFOLIO'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                   SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
        ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

                (SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 3.)

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

19.4% Energy
14.9% Materials
14.7% Telecommunication Services
14.2% Financials
10.4% Technology
8.0% Industrials
6.9% Consumer Cyclical
5.5% Utilities
3.0% Consumer Non-Cyclical
1.8% Diversified
1.2% Short-Term Investments

 + Percentages are based on total investments.

--------------------------------------------------------------------------------
COMMON STOCK -- 89.5%
--------------------------------------------------------------------------------

                                                                        SHARES           VALUE
                                                                     ------------    ------------
BRAZIL -- 1.5%
   Banco Itau Holding Financeira ................................         420,000    $ 10,055,156
   Brasil Telecom Participacoes .................................             794              10
   Cia de Bebidas das Americas ..................................           1,032             291
   Cia de Concessoes Rodoviarias ................................          11,000         290,656
   Cia de Saneamento Basico do Estado de Sao Paulo ..............             138               9
   Embratel Participacoes* ......................................             794               2
   Seara Alimentos* .............................................             911               2
   Sociedad de Participacoes Cime* (a) ..........................         131,000              --
   Tele Norte Celular Participacoes* ............................             794              --
   Telefonica Data Brasil Holding* ..............................             794              --
   Telemig Celular Participacoes ................................             794               4
   Tim Participacoes ............................................           1,529               3
                                                                                     ------------
                                                                                       10,346,133
                                                                                     ------------
CHINA -- 5.4%
   Aluminum Corp of China .......................................         824,000         496,936
   Bengang Steel Plates, Cl B ...................................       1,190,000         351,540
   China Telecom, Cl H ..........................................      22,630,100       7,371,225
   PetroChina, Cl H .............................................      38,920,328      29,622,407
                                                                                     ------------
                                                                                       37,842,108
                                                                                     ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2005

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
-------------------------------------------------------------------------------------------------

                                                                        SHARES           VALUE
                                                                     ------------    ------------
COLOMBIA -- 0.0%
   Adminver* ....................................................         304,280    $     31,897
                                                                                     ------------
EGYPT -- 0.2%
   Alexandria National Iron & Steel .............................           7,000       1,666,609
                                                                                     ------------
HONG KONG -- 4.6%
   China Mobile Hong Kong .......................................       6,373,000      28,363,175
   China Netcom Group Hong Kong .................................         704,500       1,113,292
   CNOOC ........................................................       3,590,000       2,338,717
   Cnpc Hong Kong ...............................................       2,060,000         401,269
                                                                                     ------------
                                                                                       32,216,453
                                                                                     ------------
INDIA -- 1.2%
   ICICI Bank ADR ...............................................          21,300         503,745
   Infosys Technologies ADR .....................................         107,800       7,330,400
   Satyam Computer Services ADR .................................          14,600         499,028
   State Bank of India GDR ......................................           3,400         146,676
                                                                                     ------------
                                                                                        8,479,849
                                                                                     ------------
INDONESIA -- 1.7%
   Astra International* .........................................       8,085,000       7,433,564
   Bank Central Asia ............................................      14,484,000       4,617,983
                                                                                     ------------
                                                                                       12,051,547
                                                                                     ------------
MALAYSIA -- 2.9%
   British American Tobacco Malaysia ............................         217,400       2,159,889
   Bumiputra-Commerce Holdings ..................................         604,100         880,262
   Digi.Com* ....................................................         119,700         220,404
   Genting ......................................................          28,300         154,452
   IOI ..........................................................       1,466,800       5,090,762
   IOI Properties ...............................................             500           1,033
   Kuala Lumpur Kepong ..........................................         126,800         263,712
   Kulim Malaysia ...............................................         264,000         184,650
   Maxis Communications .........................................         420,400       1,002,411
   MISC .........................................................         302,600         761,611
   Proton Holdings ..............................................         295,000         601,801
   Resorts World ................................................          76,600         213,088

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2005

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
-------------------------------------------------------------------------------------------------

                                                                        SHARES           VALUE
                                                                     ------------    ------------
MALAYSIA -- CONTINUED
   Tanjong ......................................................          55,800    $    217,316
   Telekom Malaysia .............................................       2,393,700       6,246,640
   Tenaga Nasional ..............................................         536,000       1,420,056
   YTL ..........................................................         759,073       1,096,026
                                                                                     ------------
                                                                                       20,514,113
                                                                                     ------------
MEXICO -- 2.0%
   America Telecom* .............................................         507,000       2,022,169
   Cemex ........................................................         660,700       3,435,566
   Grupo Celanese* (a) ..........................................          99,000              --
   Grupo Financiero Banorte .....................................         837,880       7,146,189
   Grupo Mexico .................................................         822,277       1,586,436
                                                                                     ------------
                                                                                       14,190,360
                                                                                     ------------
PHILIPPINES -- 1.8%
   Bank of the Philippine Islands* ..............................         212,136         201,040
   International Container Term Services ........................       2,321,700         397,740
   Philippine Long Distance Telephone ...........................         396,020      12,089,183
                                                                                     ------------
                                                                                       12,687,963
                                                                                     ------------
POLAND -- 4.1%
   KGHM Polska Miedz ............................................          94,469       1,329,784
   Polski Koncern Naftowy Orlen .................................       1,552,114      27,580,399
                                                                                     ------------
                                                                                       28,910,183
                                                                                     ------------
RUSSIA -- 11.3%
   AFK Sistema GDR* .............................................          40,300         902,720
   LUKOIL ADR ...................................................         602,280      33,215,742
   MMC Norilsk Nickel ADR .......................................          90,700       6,666,450
   OAO Gazprom GDR ..............................................         486,420      28,747,422
   Tatneft ADR ..................................................          19,454       1,236,302
   Unified Energy System ADR ....................................         158,000       5,593,200
   Vimpel-Communications ADR* ...................................          67,800       2,712,000
                                                                                     ------------
                                                                                       79,073,836
                                                                                     ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2005

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
-------------------------------------------------------------------------------------------------

                                                                        SHARES           VALUE
                                                                     ------------    ------------
SOUTH AFRICA -- 4.9%
   Impala Platinum Holdings .....................................          24,024    $  2,639,588
   Mittal Steel South Africa ....................................         414,801       3,276,866
   Murray & Roberts Holdings ....................................          53,031         153,069
   Nedbank Group ................................................          20,878         266,826
   Reunert ......................................................          32,223         222,527
   Sasol ........................................................          51,000       1,616,143
   Standard Bank Group ..........................................          44,800         463,402
   Telkom .......................................................       1,062,587      20,131,973
   Tiger Brands .................................................         271,867       5,445,468
                                                                                     ------------
                                                                                       34,215,862
                                                                                     ------------
SOUTH KOREA -- 23.7%
   Amorepacific .................................................           1,028         306,380
   Asia Cement ..................................................           6,600         250,465
   Daelim Industrial ............................................          11,080         645,581
   Daewoo Engineering & Construction ............................         376,200       3,731,356
   DC Chemical ..................................................          16,680         435,582
   Dong Su Industrial* ..........................................           8,390         254,072
   Dongbu .......................................................           6,730         158,011
   Dongbu Insurance .............................................         974,750      12,190,213
   Dongbu Steel .................................................          95,780       1,092,268
   Dongkuk Steel Mill ...........................................          65,498       1,180,031
   Doosan* ......................................................          20,280         357,597
   Halim ........................................................         151,911         361,034
   Halla Engineering & Construction .............................           7,380         198,026
   Hanjin Shipping ..............................................         666,330      13,824,671
   Hanwha .......................................................         148,050       2,766,627
   Honam Petrochemical ..........................................          67,670       3,268,393
   Hyundai Department Store H&S .................................         172,350      10,042,051
   Hyundai Development ..........................................          22,270         810,982
   Hyundai Mipo Dockyard ........................................          49,060       3,032,458
   Industrial Bank of Korea .....................................         233,320       2,772,562
   INI Steel ....................................................         697,200      15,500,757
   Korea Electric Power .........................................         925,400      30,107,647
   Korea Investment Holdings ....................................          29,790         765,091
   Korea Kumho Petrochemical ....................................          88,620       1,562,633
   Korean Petrochemical Industrial ..............................           6,310         184,432
   KT&G .........................................................          86,630       3,544,898

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2005

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
-------------------------------------------------------------------------------------------------

                                                                        SHARES           VALUE
                                                                     ------------    ------------
SOUTH KOREA -- CONTINUED
   Kumho Industrial .............................................          54,250    $    940,992
   Kyeryong Construction Industrial .............................          38,000         934,068
   LG ...........................................................          50,230       1,232,284
   LG Insurance .................................................         210,910       2,607,321
   Pantech ......................................................          44,620         187,716
   POSCO ........................................................         151,676      30,742,189
   Samsung Electronics ..........................................           1,908       1,009,311
   Seah Besteel .................................................          19,260         341,457
   Shinhan Financial Group ......................................         192,480       6,419,074
   Shinsegae ....................................................           1,729         619,690
   SK ...........................................................          55,670       2,854,188
   SK Telecom ...................................................          19,143       3,439,686
   Ssangyong Cement Industrial* .................................         351,730         637,058
   Ssangyong Engineering & Construction* ........................          82,000       1,021,562
   TS ...........................................................           9,320         288,487
   Woori Finance Holdings .......................................         160,980       2,476,022
   Youngone .....................................................         629,460       1,848,869
                                                                                     ------------
                                                                                      166,943,792
                                                                                     ------------
TAIWAN -- 17.3%
   Acer .........................................................              15              30
   Asustek Computer .............................................         253,000         662,908
   AU Optronics .................................................         599,000         757,934
   Cathay Financial Holding .....................................         336,000         591,602
   China Steel ..................................................      14,672,685      11,581,740
   Chunghwa Picture Tubes .......................................       4,061,375         957,500
   Chunghwa Telecom .............................................         593,000       1,005,175
   Compal Electronics ...........................................         560,000         494,673
   Delta Electronics ............................................         938,906       1,583,103
   Evergreen Marine Corp Tawain .................................             346             214
   Far Eastern Textile ..........................................      11,189,945       6,528,498
   Far EasTone Telecommunications ...............................      11,070,800      12,884,932
   Formosa Petrochemical ........................................         109,000         199,725
   Formosa Plastics .............................................         911,000       1,375,648
   Gigabyte Technology ..........................................             550             456
   High Tech Computer ...........................................       2,056,400      21,847,217
   HON HAI Precision Industry ...................................       2,291,097       9,914,025
   Inventec .....................................................       3,353,678       1,591,318

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2005

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
-------------------------------------------------------------------------------------------------

                                                                        SHARES           VALUE
                                                                     ------------    ------------
TAIWAN -- CONTINUED
   King Yuan Electronics ........................................         671,000    $    402,492
   Largan Precision .............................................         161,000       1,460,623
   Lite-On Technology ...........................................       1,019,592       1,118,207
   Mercuries & Associates .......................................              13               3
   Micro-Star International .....................................             800             405
   Nan Ya Plastics ..............................................         399,000         464,383
   Novatek Microelectronics .....................................         397,000       1,735,668
   Powerchip Semiconductor ......................................       1,730,000         820,884
   Powertech Technology .........................................       1,232,800       3,042,543
   ProMOS Technologies ..........................................      30,597,583       8,026,284
   Quanta Storage ...............................................         175,000         233,445
   Ritek* .......................................................       7,233,000       2,158,525
   Shin Kong Financial Holding ..................................       4,523,696       3,260,236
   Silicon Integrated Systems* ..................................       1,028,000         595,159
   Siliconware Precision Industries .............................       2,829,000       2,541,195
   Taishin Financial Holdings ...................................       2,736,420       1,400,507
   Taiwan Cement ................................................       5,257,350       3,232,010
   Taiwan Semiconductor Manufacturing ...........................       7,930,870      12,307,298
   Tatung* ......................................................         200,000          46,495
   Unimicron Technology .........................................       1,184,000         899,245
   United Microelectronics ......................................       9,365,000       4,974,693
   Universal Scientific Industrial ..............................             335              92
   Wan Hai Lines ................................................          91,751          54,488
   Wistron* .....................................................             260             272
   WUS Printed Circuit ..........................................             100              25
   Ya Hsin Industrial ...........................................         812,000         741,508
                                                                                     ------------
                                                                                      121,493,383
                                                                                     ------------
THAILAND -- 0.3%
   Charoen Pokphand Foods .......................................       4,759,900         613,088
   PTT ..........................................................         149,700         807,998
   PTT Exploration & Production .................................          36,500         376,104
   Thai Oil .....................................................         295,700         511,454
                                                                                     ------------
                                                                                        2,308,644
                                                                                     ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2005

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
COMMON STOCK - CONCLUDED
-------------------------------------------------------------------------------------------------

                                                                        SHARES           VALUE
                                                                     ------------    ------------
TURKEY -- 6.5%
   Akbank .......................................................       1,662,396    $ 10,343,797
   Haci Omer Sabanci Holding ....................................         926,352       4,322,976
   Petkim Petrokimya Holding* ...................................         118,000         572,518
   Petrol Ofisi* ................................................         330,330       1,150,038
   Tupras Turkiye Petrol Rafine .................................         113,847       1,948,049
   Turk Sise ve Cam Fabrikalari .................................       4,264,960      12,257,811
   Turkiye Is Bankasi ...........................................       1,851,002      12,819,905
   Vestel Elektronik Sanayi* ....................................         674,121       2,356,927
                                                                                     ------------
                                                                                       45,772,021
                                                                                     ------------
VENEZUELA -- 0.1%
   Banco Venezolano de Credito ..................................          67,437          59,749
   Cemex Venezuela Saca .........................................         208,000          28,011
   Cia Anonima Telefonos de Venezuela, Cl D ADR .................          27,600         356,040
   Mercantil Servicios Financieros ..............................         167,818         136,790
   Siderurgica Venezolana Sivensa* ..............................              78               1
                                                                                     ------------
                                                                                          580,591
                                                                                     ------------
   TOTAL COMMON STOCK
      (Cost $446,784,835) .......................................                     629,325,344
                                                                                     ------------

-------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 5.9%
-------------------------------------------------------------------------------------------------
BRAZIL -- 5.9%
   Banco Bradesco ...............................................         319,010      16,419,424
   Brasil Telecom ...............................................         192,208             906
   Brasil Telecom Participacoes .................................              60              --
   Cia Brasileira de Distribuicao Grupo Pao de Acucar ...........             921              25
   Cia Brasileira de Petroleo Ipiranga ..........................          17,100         183,621
   Cia de Transmissao de Energia Eletrica Paulista ..............             476               5
   Cia Siderurgica de Tubarao ...................................      85,346,719       5,230,414
   Elektro Eletricidade e Servicos* .............................             638               2
   Embratel Participacoes* ......................................              60              --
   Investimentos Itau ...........................................       2,236,000       6,692,708
   Lojas Americanas .............................................             327               7
   Metalurgica Gerdau ...........................................         358,659       6,418,846
   Sadia ........................................................         476,000       1,175,309
   Sao Carlos Empreendimentos e Participacoes* ..................             327               1

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
                                                               OCTOBER 31, 2005

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
PREFERRED STOCK - CONCLUDED
-------------------------------------------------------------------------------------------------

                                                                        SHARES           VALUE
                                                                     ------------    ------------
BRAZIL -- CONTINUED
   Tele Norte Celular Participacoes* ............................              60    $         --
   Telefonica Data Brasil Holding* ..............................              60              --
   Telemig Celular Participacoes* ...............................              60              --
   Tim Participacoes ............................................             115              --
   Tractebel Energia* ...........................................               1              --
   Usinas Siderurgicas de Minas Gerais ..........................         244,700       4,943,336
   Vale do Rio Doce* (a) ........................................          19,960              --
                                                                                     ------------
                                                                                       41,064,604
                                                                                     ------------
   TOTAL PREFERRED STOCK
      (Cost $22,802,954) ........................................                      41,064,604
                                                                                     ------------

-------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.2%
-------------------------------------------------------------------------------------------------
   Union Bank of California Money Market Fund, 3.00% (b)
      (Cost $8,456,764) .........................................       8,456,764       8,456,764
                                                                                     ------------
   TOTAL INVESTMENTS -- 96.6%
      (Cost $478,044,553) .......................................                    $678,846,712
                                                                                     ============

PERCENTAGES ARE BASED ON NET ASSETS OF $703,016,750.

  *   NON-INCOME PRODUCING SECURITY

ADR   AMERICAN DEPOSITARY RECEIPT

 CL   CLASS

GDR   GLOBAL DEPOSITARY RECEIPT

(a) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2005 WAS $0.

(b)   RATE SHOWN IS THE 7-DAY YIELD AS OF OCTOBER 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS
  Investments at market value (Cost $478,044,553) .................................    $678,846,712
  Foreign currency, at value (Cost $16,703,520) ...................................      16,659,924
  Receivable for investment securities sold .......................................      31,040,608
  Receivable for shares of beneficial interest sold ...............................         683,062
  Dividends and interest receivable ...............................................         552,205
                                                                                       ------------
     Total Assets .................................................................     727,782,511
                                                                                       ------------
LIABILITIES
  Payable for investment securities purchased .....................................      23,324,296
  Investment advisory fees payable ................................................         614,483
  Payable for shares of beneficial interest redeemed ..............................         405,128
  Administrative fees payable .....................................................          61,786
  Trustees' fees payable ..........................................................           4,696
  Accrued expenses ................................................................         355,372
                                                                                       ------------
     Total Liabilities ............................................................      24,765,761
                                                                                       ------------
NET ASSETS ........................................................................    $703,016,750
                                                                                       ============
NET ASSETS CONSIST OF:
  Paid-in-Capital .................................................................     426,079,984
  Undistributed net investment income .............................................      11,584,681
  Accumulated net realized gain on investments ....................................      64,551,463
  Net unrealized appreciation on investments ......................................     200,802,159
  Net unrealized depreciation on foreign currencies and translation of
  other assets and liabilities denominated in foreign currencies ..................          (1,537)
                                                                                       ------------
NET ASSETS ........................................................................    $703,016,750
                                                                                       ============
INSTITUTIONAL CLASS SHARES:
  Outstanding shares of beneficial interest
     (unlimited authorization -- no par value) ....................................      28,875,392

NET ASSET VALUE, Offering and Net Redemption Price Per Share -- Institutional Class          $24.35
                                                                                             ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                               ACADIAN EMERGING
                                                              MARKETS PORTFOLIO
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2005

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends .....................................................    $ 26,509,745
Less: Foreign Taxes Withheld ..................................      (3,505,674)
                                                                   ------------
  TOTAL INCOME ................................................      23,004,071
                                                                   ------------
EXPENSES
Investment Advisory Fees ......................................       6,629,743
Administration Fees ...........................................         671,345
Trustees' Fees ................................................          10,600
Shareholder Servicing Fees ....................................         990,512
Custodian Fees ................................................         932,689
Transfer Agent Fees ...........................................         262,994
Printing Fees .................................................         120,363
Legal Fees ....................................................          32,133
Filing and Registration Fees ..................................          27,739
Audit Fees ....................................................          15,877
Other Expenses ................................................          48,594
                                                                   ------------
  TOTAL EXPENSES ..............................................       9,742,589
LESS:
  Fees Paid Indirectly -- Note 4 ..............................         (41,398)
                                                                   ------------
  NET EXPENSES ................................................       9,701,191
                                                                   ------------
NET INVESTMENT INCOME .........................................      13,302,880
                                                                   ------------
NET REALIZED GAIN (LOSS) ON:
  Investments .................................................      65,610,531
  Foreign Currency Transactions ...............................      (1,717,792)
                                                                   ------------
NET REALIZED GAIN ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS ...........................      63,892,739
                                                                   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments .................................................     113,059,464
  Foreign Currency Transactions ...............................         (37,343)
                                                                   ------------
NET CHANGE IN UNREALIZED APPRECIATION .........................     113,022,121
                                                                   ------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS .....     176,914,860
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........    $190,217,740
                                                                   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   YEAR ENDED       YEAR ENDED
                                                                   OCTOBER 31,      OCTOBER 31,
                                                                      2005             2004
                                                                  ------------     ------------
OPERATIONS:
  Net Investment Income ......................................    $ 13,302,880     $  4,650,224
  Net Realized Gain on Investments and
     Foreign Currency Transactions ...........................      63,892,739       12,050,230
  Net Increase from Payments by Affiliate(1) .................              --            3,485
  Net Change in Unrealized Appreciation on
       Investments and Foreign Currency Transactions .........     113,022,121       64,652,400
                                                                  ------------     ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......     190,217,740       81,356,339
                                                                  ------------     ------------
DIVIDENDS AND DISTRIBUTIONS:
  Net Investment Income ......................................      (2,690,895)        (740,753)
  Net Realized Gains .........................................     (14,319,967)              --
                                                                  ------------     ------------
     TOTAL DIVIDENDS AND DISTRIBUTIONS .......................     (17,010,862)        (740,753)
                                                                  ------------     ------------
CAPITAL SHARE TRANSACTIONS:
  Issued .....................................................     207,528,148      591,022,945
  In Lieu of Cash Distributions ..............................      15,956,499          672,096
  Redemption Fees -- Note 2 ..................................         138,946        1,109,002
  Redeemed ...................................................    (239,407,105)    (291,041,534)
                                                                  ------------     ------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ..............................     (15,783,512)     301,762,509
                                                                  ------------     ------------
     TOTAL INCREASE IN NET ASSETS ............................     157,423,366      382,378,095
                                                                  ------------     ------------
NET ASSETS:
  Beginning of Year ..........................................     545,593,384      163,215,289
                                                                  ------------     ------------
  End of Year (including undistributed net investment
    income of $11,584,681 and $2,690,488, respectively) ......    $703,016,750     $545,593,384
                                                                  ============     ============
SHARE TRANSACTIONS:
  Issued .....................................................       9,678,822       35,782,865
  In Lieu of Cash Distributions ..............................         807,491           44,480
  Redeemed ...................................................     (11,104,928)     (17,903,026)
                                                                  ------------     ------------
  NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ......................................        (618,615)      17,924,319
                                                                  ============     ============

(1)   SEE NOTE 5 IN NOTES TO FINANCIAL STATEMENTS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                              YEARS ENDED OCTOBER 31,
                                        ------------------------------------------------------------------
                                          2005           2004           2003         2002(1)        2001
                                        --------       --------       --------      --------      --------
Net Asset Value,
  Beginning of Year ................    $  18.50       $  14.11       $   9.06      $   7.61      $   8.85
                                        --------       --------       --------      --------      --------
Income from Operations
    Net Investment Income ..........        0.44*          0.19*          0.09*         0.13          0.07
 Net Realized and Unrealized
    Gain (Loss) ....................        5.95*          4.21*          4.99*         1.26+        (1.25)
                                        --------       --------       --------      --------      --------
    Total from Operations ..........        6.39           4.40           5.08          1.39         (1.18)
                                        --------       --------       --------      --------      --------
Payment by Affiliate ...............          --           0.00**           --            --            --
                                        --------       --------       --------      --------      --------
Redemption Fees ....................        0.00**         0.04           0.02          0.07          0.00**
                                        --------       --------       --------      --------      --------
Dividends and Distributions:
  Net Investment Income ............       (0.08)         (0.05)         (0.05)        (0.01)        (0.06)
  Net Realized Gains ...............       (0.46)            --             --            --            --
                                        --------       --------       --------      --------      --------
  Total Dividends and
    Distributions ..................       (0.54)         (0.05)         (0.05)        (0.01)        (0.06)
                                        --------       --------       --------      --------      --------
Net Asset Value, End of Year .......    $  24.35       $  18.50       $  14.11      $   9.06      $   7.61
                                        ========       ========       ========      ========      ========
TOTAL RETURN++ .....................       35.27%         31.55%         56.63%        19.13%       (13.40)%
                                        ========       ========       ========      ========      ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year
  (Thousands) ......................    $703,017       $545,593       $163,215      $ 39,625      $ 17,792
Ratio of Expenses to Average
  Net Assets .......................        1.47%(2)       1.60%          1.85%         2.15%         2.20%
Ratio of Net Investment Income
    to Average Net Assets ..........        2.01%          1.14%          0.84%         1.56%         0.77%
Portfolio Turnover Rate ............          54%            94%           110%          192%           84%

*     PER SHARE AMOUNTS FOR THE PERIOD ARE BASED ON AVERAGE OUTSTANDING SHARES.

**    AMOUNT WAS LESS THAN $0.01 PER SHARE.

+ THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET GAINS ON INVESTMENTS FOR THAT PERIOD BECAUSE OF THE SALES AND REPURCHASES OF THE PORTFOLIO SHARES IN RELATION TO THE FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE PORTFOLIO.

++ RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. THERE WAS NO EFFECT ON THE TOTAL RETURN OF THE PORTFOLIO RESULTING FROM THE PAYMENT BY AFFILIATE IN 2004.

(1) ON JUNE 24, 2002, THE ADVISORS' INNER CIRCLE FUND ACADIAN EMERGING MARKETS PORTFOLIO ACQUIRED THE ASSETS AND LIABILITIES OF THE UAM ACADIAN EMERGING MARKETS PORTFOLIO, A SERIES OF THE UAM FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND ACADIAN EMERGING MARKETS PORTFOLIO PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR PORTFOLIO, THE UAM ACADIAN EMERGING MARKETS PORTFOLIO.

(2) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD BE 1.46%.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 38 portfolios. The financial statements herein are those of the Acadian Emerging Markets Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

As of December 8, 2004, the Portfolio was closed to new investors.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

      Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Portfolio holding the

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

      relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

      The Portfolio uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the adviser believes that the fair values provided by FT are not reliable, the adviser contacts the Portfolio's administrator and may request that a meeting of the Committee be held.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

      FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. As of October 31, 2005, the Portfolio had no open forward foreign currency contracts.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed to a particular portfolio or share class are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income, if any, annually. Any net realized capital gains will be distributed at least annually. All distributions are recorded on ex-dividend date.

      REDEMPTION FEES -- The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. For the years ended October 31, 2005 and October 31, 2004, there were $138,946 and $1,109,002 in redemption fees retained, respectively.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly-owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

4. ADMINISTRATIVE SERVICES, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the year ended October 31, 2005, the Portfolio paid the Administrator 0.10% of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this amount are paid by Acadian Asset Management Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement.

The Portfolio earned cash management credits which are used to offset transfer agent expenses. During the year, the Portfolio earned credits of $41,398, which were used to offset transfer agent expenses.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Acadian Asset Management, Inc. (the "Adviser"), an affiliate of Old Mutual (US) Holdings, Inc., provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of the Portfolio's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

keep the Portfolio's total annual operating expenses from exceeding 2.50% of the Portfolio's average daily net assets.

During the year ended October 31, 2004, the Portfolio was reimbursed by the Adviser, deemed as a "Net Increase from Payments by Affiliate" on the Statement of Changes, for losses incurred of $3,485 due to the sale of shares of securities which were inadvertently purchased in excess of the amount permitted under applicable Securities and Exchange Commission rules.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2005, the Portfolio made purchases of $345,357,588 and sales of $381,195,824 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. These differences are primarily due to foreign currency gains and losses for tax purposes. Permanent book and tax differences resulted in a reclassification of $(1,717,792) to undistributed net investment income and a reclassification of $1,717,792 to accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Portfolio.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

The tax character of dividends and distributions paid during the last two years were as follows:

                            ORDINARY             LONG-TERM
                             INCOME             CAPITAL GAIN            TOTAL
                           -----------          ------------         -----------
2005                       $ 7,266,836          $ 9,744,026          $17,010,862
2004                           740,753                   --              740,753

As of October 31, 2005, the components of Distributable Earnings were as follows:

Undistributed Ordinary Income                                       $ 31,140,393
Undistributed Long-Term Capital Gain                                  45,952,212
Net Unrealized Appreciation                                          199,844,161
                                                                    ------------
Total Distributable Earnings                                        $276,936,766
                                                                    ============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2005, there were no capital loss carryforwards.

For Federal income tax purposes, the cost of securities owned at October 31, 2005, and the net unrealized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2005, were as follows:

    FEDERAL TAX         APPRECIATED         DEPRECIATED        NET UNREALIZED
       COST             SECURITIES          SECURITIES          APPRECIATION
   ------------        ------------        ------------        --------------
   $479,001,014        $214,714,324        $(14,868,626)        $199,845,698

8. CONCENTRATION OF RISK:

When the Portfolio invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Portfolio to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

At October 31, 2005, the net assets of the Portfolio were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

9. OTHER:

At October 31, 2005, 60% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. This shareholder was comprised of an omnibus account that was held on behalf of several individual shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
Acadian Emerging Markets Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Acadian Emerging Markets Portfolio (one of the portfolios constituting The Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2005

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the

                                                                    TERM OF
                                   POSITION(S)                    OFFICE AND
      NAME, ADDRESS,                HELD WITH                      LENGTH OF
          AGE(1)                    THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A. NESHER                     Chairman                    (Since 1991)
59 yrs. old                        of the Board
                                   of Trustees
--------------------------------------------------------------------------------
WILLIAM M. DORAN                     Trustee                     (Since 1992)
1701 Market Street
Philadelphia, PA 19103
65 yrs. old
--------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-845-3885. The following chart lists Trustees and Officers as of November 15, 2005.

                                                NUMBER OF
                                               PORTFOLIOS
                                             IN THE ADVISORS'
                                            INNER CIRCLE FUND
       PRINCIPAL OCCUPATION(S)                 OVERSEEN BY                 OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS                   BOARD MEMBER              HELD BY BOARD MEMBER(3)
-----------------------------------------------------------------------------------------------------------
Currently performs various services                 38           Trustee of The Advisors' Inner Circle
on behalf of SEI Investments for which                           Fund II, Bishop Street Funds, SEI
Mr. Nesher is compensated. Executive                             Asset Allocation Trust, SEI Daily
Vice President of SEI Investments,                               Income Trust, SEI Index Funds,
1986-1994. Director and Executive                                SEI Institutional International Trust,
Vice President of the Administrator                              SEI Institutional Investments Trust,
and the Distributor, 1981-1994.                                  SEI Institutional Managed Trust,
                                                                 SEI Liquid Asset Trust, SEI Tax Exempt
                                                                 Trust, SEI Opportunity Master Fund,
                                                                 L.P., SEI Opportunity Fund, L.P., SEI
                                                                 Absolute Return Master Fund, L.P., SEI
                                                                 Absolute Return Fund, L.P., SEI Global
                                                                 Master Fund, PLC, SEI Global Assets
                                                                 Fund, PLC, SEI Global Investments
                                                                 Fund, PLC, SEI Investments Global,
                                                                 Limited, SEI Investments-Global Fund
                                                                 Services, Limited, SEI Investments
                                                                 (Europe) Ltd., SEI Investments-Unit
                                                                 Trust Management (UK) Limited, and
                                                                 SEI Global Nominee Ltd.
-----------------------------------------------------------------------------------------------------------
Self-employed consultant since 2003.                38           Director of SEI Investments Company
Partner, Morgan, Lewis & Bockius                                 and SEI Investments Distribution Co.,
LLP (law firm) from 1976-2003,                                   SEI Investments-Global Fund Services,
counsel to the Trust, SEI Investments,                           Limited, SEI Investments (Europe),
the Administrator and the Distributor.                           Limited, SEI Investments (Asia)
Director of SEI Investments since 1974;                          Limited, SEI Asset Korea Co., Ltd.,
Secretary of SEI Investments since 1978.                         Trustee of The Advisors' Inner Circle
                                                                 Fund II, SEI Investments, SEI Asset
                                                                 Allocation Trust, SEI Daily Income
                                                                 Trust, SEI Index Funds, SEI
                                                                 Institutional International Trust, SEI
                                                                 Institutional Investments Trust, SEI
                                                                 Institutional Managed Trust, SEI Liquid
                                                                 Asset Trust and SEI Tax Exempt Trust.
-----------------------------------------------------------------------------------------------------------

(3)   Directorships  of  companies  required  to  report to the  Securities  and Exchange  Commission  under the  Securities  Exchange  Act of 1934  (i.e., "public  companies") or other  investment  companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  TERM OF
                                    POSITION(S)                 OFFICE AND
  NAME, ADDRESS,                     HELD WITH                   LENGTH OF
      AGE(1)                         THE TRUST                 TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
JOHN T. COONEY                        Trustee                   (Since 1993)
78 yrs. old
--------------------------------------------------------------------------------
EUGENE B. PETERS                      Trustee                   (Since 1993)
76 yrs. old
--------------------------------------------------------------------------------
JAMES M. STOREY                       Trustee                   (Since 1994)
74 yrs. old
--------------------------------------------------------------------------------
GEORGE J. SULLIVAN, JR.               Trustee                   (Since 1999)
63 yrs. old
--------------------------------------------------------------------------------

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO
--------------------------------------------------------------------------------

                                                 NUMBER OF
                                                PORTFOLIOS
                                             IN THE ADVISORS'
                                             INNER CIRCLE FUND
          PRINCIPAL OCCUPATION(S)               OVERSEEN BY                OTHER DIRECTORSHIPS
            DURING PAST 5 YEARS                BOARD MEMBER              HELD BY BOARD MEMBER(3)
-----------------------------------------------------------------------------------------------------------
Vice Chairman of Ameritrust Texas                  38            Trustee of The Advisors' Inner Circle
N.A., 1989-1992, and MTrust Corp.,                               Fund II.
1985-1989.
-----------------------------------------------------------------------------------------------------------
Private investor from 1987 to present.             38            Trustee of The Advisors' Inner Circle
Vice President and Chief Financial                               Fund II.
Officer, Western Company of North
America (petroleum service company),
1980-1986. President of Gene Peters
and Associates (import company),
1978-1980. President and Chief
Executive Officer of Jos. Schlitz
Brewing Company before 1978.
-----------------------------------------------------------------------------------------------------------
Attorney, Solo Practitioner since 1994.            38            Trustee of The Advisors' Inner Circle
Partner, Dechert (law firm), September                           Fund II, SEI Asset Allocation Trust,
1987-December 1993.                                              SEI Daily Income Trust, SEI Index
                                                                 Funds, SEI Institutional International
                                                                 Trust, SEI Institutional Investments
                                                                 Trust, SEI Institutional Managed Trust,
                                                                 SEI Liquid Asset Trust, SEI Tax Exempt
                                                                 Trust and U.S. Charitable Gift Trust.
-----------------------------------------------------------------------------------------------------------
Chief Executive Officer, Newfound                  38            Trustee, State Street Navigator Securities
Consultants, Inc. since April 1997.                              Lending Trust, since 1995. Trustee of
General Partner, Teton Partners, L.P.,                           The Fulcrum Trust. Trustee of The
June 1991-December 1996; Chief                                   Advisors' Inner Circle Fund II, SEI Asset
Financial Officer, Nobel Partners,                               Allocation Trust, SEI Daily Income
L.P., March 1991-December 1996;                                  Trust, SEI Index Funds, SEI Institutional
Treasurer and Clerk, Peak Asset                                  International Trust, SEI Institutional
Management, Inc., since 1991.                                    Investments Trust, SEI Institutional
                                                                 Managed Trust, SEI Liquid Asset Trust,
                                                                 SEI Tax Exempt Trust, SEI Opportunity
                                                                 Master Fund, L.P., SEI Absolute Return
                                                                 Fund, L.P. and SEI Opportunity Fund, L.P.
-----------------------------------------------------------------------------------------------------------

(3)   Directorships  of  companies  required  to  report to the  Securities  and Exchange  Commission  under the  Securities  Exchange  Act of 1934  (i.e., "public  companies") or other  investment  companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  TERM OF
                                     POSITION(S)                 OFFICE AND
  NAME, ADDRESS,                      HELD WITH                  LENGTH OF
        AGE(1)                        THE TRUST                TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
BETTY L. KRIKORIAN                     Trustee                  (Since 2005)
62 yrs. old
--------------------------------------------------------------------------------
CHARLES E. CARLBOM                     Trustee                  (Since 2005)
71 yrs. old
--------------------------------------------------------------------------------
MITCHELL A. JOHNSON                    Trustee                  (Since 2005)
63 yrs. old
--------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA                    President                 (Since 2003)
43 yrs. old
--------------------------------------------------------------------------------
MICHAEL LAWSON                       Controller                 (Since 2005)
45 yrs. old                           and Chief
                                  Financial Officer
--------------------------------------------------------------------------------
WILLIAM E. ZITELLI                      Chief                   (Since 2004)
37 yrs. old                          Compliance
                                       Officer
--------------------------------------------------------------------------------
(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

                                                 NUMBER OF
                                                PORTFOLIOS
                                              IN THE ADVISORS'
                                             INNER CIRCLE FUND              OTHER DIRECTORSHIPS
      PRINCIPAL OCCUPATION(S)                   OVERSEEN BY                    HELD BY BOARD
        DURING PAST 5 YEARS                    BOARD MEMBER                  MEMBER/OFFICER(3)
-----------------------------------------------------------------------------------------------------------
Self-Employed Legal and Financial                   38           Trustee of The Advisors' Inner Circle
Services Consultant since 2003.                                  Fund II.
In-house Counsel, State Street
Bank Global Securities and Cash
Operations from 1995 to 2003.
-----------------------------------------------------------------------------------------------------------
Self-Employed Business Consultant,                  38           Director, Crown Pacific, Inc. and
Business Project Inc. since 1997.                                Trustee of The Advisors' Inner Circle
CEO and President, United Grocers                                Fund II.
Inc. from 1997 to 2000.
-----------------------------------------------------------------------------------------------------------
Retired.                                            38           Director, Federal Agricultural Mortgage
                                                                 Corporation. Trustee of The Advisors'
                                                                 Inner Circle Fund II.
-----------------------------------------------------------------------------------------------------------
Senior Operations Officer, SEI                      N/A                           N/A
Investments, Fund Accounting and
Administration since 1996; Assistant
Chief Accountant for the U.S. Securities
and Exchange Commission from
1993-1996.
-----------------------------------------------------------------------------------------------------------
Director, SEI Investments, Fund                     N/A                           N/A
Accounting since July 2005. Manager,
SEI Investments AVP from April 1995
to February 1998 and November 1998
to July 2005.
-----------------------------------------------------------------------------------------------------------
Vice President and Assistant Secretary              N/A                           N/A
of SEI Investments and Vice President
and Assistant Secretary of SEI Investments
Global Funds Services from 2000-2004;
Vice President, Merrill Lynch & Co.
Asset Management Group from 1998-
2000; Associate at Pepper Hamilton LLP
from 1997-1998.
-----------------------------------------------------------------------------------------------------------

(3)   Directorships  of  companies  required  to  report to the  Securities  and Exchange  Commission  under the  Securities  Exchange  Act of 1934 (i.e., "public  companies") or other  investment  companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
  NAME, ADDRESS,                     HELD WITH                    LENGTH OF
        AGE(1)                       THE TRUST                   TIME SERVED
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
JAMES NDIAYE                       Vice President                (Since 2004)
37 yrs. old                        and Secretary
--------------------------------------------------------------------------------
TIMOTHY D. BARTO                   Vice President                (Since 2000)
37 yrs. old                        and Assistant
                                     Secretary
--------------------------------------------------------------------------------
PHILIP T. MASTERSON                Vice President                (Since 2004)
41 yrs. old                        and Assistant
                                     Secretary
--------------------------------------------------------------------------------
NICOLE WELCH                        AML Officer                  (Since 2005)
28 yrs. old
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                   PORTFOLIOS
                                                IN THE ADVISORS'
                                               INNER CIRCLE FUND
        PRINCIPAL OCCUPATION(S)                   OVERSEEN BY           OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                     BOARD MEMBER            HELD BY OFFICER
----------------------------------------------------------------------------------------------
Employed by SEI Investments Company                   N/A                       N/A
since 2004. Vice President, Deutsche
Asset Management from 2003-2004.
Associate, Morgan, Lewis & Bockius
LLP from 2000-2003. Counsel, Assistant
Vice President, ING Variable Annuities
Group from 1999-2000.
----------------------------------------------------------------------------------------------
General Counsel, Vice President and                   N/A                       N/A
Secretary of SEI Investments Global
Funds Services since 1999; Associate,
Dechert (law firm) from 1997-1999;
Associate, Richter, Miller & Finn
(law firm) from 1994-1997.
----------------------------------------------------------------------------------------------
Employed by SEI Investments Company                   N/A                       N/A
since 2004. General Counsel, CITCO
Mutual Fund Services from 2003-2004.
Vice President and Associate Counsel,
Oppenheimer Funds from 2001-2003
and Vice President and Assistant
Counsel from 1997-2001.
----------------------------------------------------------------------------------------------
Assistant Vice President and AML                      N/A                       N/A
Compliance Officer of SEI Investments
since January 2005. Compliance Analyst
at TD Waterhouse from January 2004
to November 2004. Senior Compliance
Analyst at UBS Financial Services
from October 2002 to January 2004.
Knowledge Management Analyst at
PricewaterhouseCoopers Consulting
from September 2000 to October 2002.
----------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE                                     ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your Portfolio's costs in two ways:

ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown do not apply to your specific investment.

                                      BEGINNING        ENDING                         EXPENSE
                                       ACCOUNT        ACCOUNT        ANNUALIZED        PAID
                                        VALUE          VALUE           EXPENSE        DURING
                                       5/1/05         10/31/05         RATIOS         PERIOD*
---------------------------------------------------------------------------------------------
ACADIAN EMERGING MARKETS PORTFOLIO
---------------------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN               $1,000.00      $1,179.70          1.44%         $ 7.91
HYPOTHETICAL 5% RETURN                 1,000.00       1,017.95          1.44            7.32
---------------------------------------------------------------------------------------------

* Expenses are equal to the Portfolio's  annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

THE ADVISORS' INNER CIRCLE                                     ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

The Board's continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Portfolio service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on May 16-17, 2005, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Portfolio and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Portfolio; (d) the extent to which economies of scale would be realized as the Portfolio grows; and (e) whether fee levels reflect these economies of scale for the benefit of Portfolio investors, as discussed in further detail below.

At the meeting, Amy Conklin and Raymond F. Mui, representatives from the Adviser, along with other Portfolio service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Ms. Conklin began with an overview of the Adviser, noting that it has $16 billion in assets under management, primarily from institutional clients. She noted that the Portfolio has grown in assets from $400 million in May 2004 to over $600 million at present. She then discussed Acadian's key investment personnel and noted that there have been no changes. Ms. Conklin then discussed the Acadian Emerging Markets Portfolio's performance as compared to its benchmark, referring to materials previously provided to the Board. She noted that performance remains strong for one-, three- and five-year periods. Mr. Mui then discussed Acadian's investment philosophy, noting its emphasis on quantitative analysis and disciplined portfolio construction. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF ADVISORY SERVICES. In considering the nature, extent and quality of the services provided by the Adviser, the Board of Trustees reviewed the portfolio management services provided by the Adviser to the Emerging

THE ADVISORS' INNER CIRCLE                                     ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

Markets Portfolio's, including the quality and continuity of the Adviser's portfolio management personnel, and concluded that the Adviser was providing adequate services to the Portfolio.

PORTFOLIO PERFORMANCE AND INVESTMENT OBJECTIVES. The Board also compared the Portfolio's performance to benchmark indices and other similar mutual funds over various periods of time. The Board reviewed Portfolio performance, noting the Portfolio has outperformed its benchmark each of the past for one-, three-, five- and ten-year periods, and considered the Adviser's economic commentary and market outlook, which included several particularly well performing markets that were over-weighted relative to the Portfolio's benchmark.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Portfolio were reasonable, the Trustees reviewed a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Portfolio and concluded that such profits were reasonable. Based on the materials provided in advance of the meeting and in the presentation, the Board concluded that advisory fees were reasonable given the services provided and that the Portfolio's performance was favorable as compared to its benchmark. The Board noted that the Adviser's relatively high profit margin appeared reasonable, and when considered in the context of current Portfolio asset levels, the overall expense ratio of the Portfolio and the favorable performance achieved by the Adviser for Portfolio shareholders. In addition, the Board considered whether economies of scale were realized during the current contract period.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Portfolio; and (c) agreed to renew the Agreement for another year.

THE ADVISORS' INNER CIRCLE                                     ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

                                                                             DIVIDENDS
                                                                           QUALIFYING FOR    QUALIFYING
                                                                             CORPORATE        DIVIDEND
                         LONG (15%)        ORDINARY                          DIVIDENDS       INCOME (15%        FOREIGN
                        CAPITAL GAIN        INCOME           TOTAL           RECEIVABLE        TAX RATE           TAX
                        DISTRIBUTION     DISTRIBUTIONS    DISTRIBUTIONS     DEDUCTION (1)    FOR QDI) (2)      CREDIT (3)
                        ------------     -------------    -------------     -------------    ------------      ----------
Acadian Emerging
Markets Portfolio           47.95%           52.05%          100.00%            0.00%           62.88%           31.29%

(1) Qualifying dividends represent dividends which qualify for the corporate dividend received deduction and are reflected as a percentage of "Ordinary Income Distributions".

(2)   The  percentage  in this  column  represents  the  amount  of  "Qualifying
      Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the aforementioned Portfolio to designate the maximum amount permitted by the law.

(3) Foreign tax credit pass thru represents the amount eligible for the foreign tax credit and is reflected as a percentage of "Ordinary Income Distributions."

      Your Portfolio intends to pass through a foreign tax credit to shareholders. For the fiscal year ended October 31, 2005, the total amount of foreign source income was $20,382,245. The total amount of foreign taxes paid was $3,309,430. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

      The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2005. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

THE ADVISORS' INNER CIRCLE                                     ACADIAN EMERGING
                                                               MARKETS PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER VOTING RESULTS (UNAUDITED)
--------------------------------------------------------------------------------

At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:

                                       NUMBER OF            % OF SHARES         % OF SHARES
                                        SHARES              OUTSTANDING           PRESENT
                                   -----------------      ----------------    ---------------
ROBERT A. NESHER
Affirmative .................      1,968,778,879.060           83.336%             99.953%
Withheld ....................            928,748.332            0.039%              0.047%
Total .......................      1,969,707,627.392           83.375%                100%

WILLIAM M. DORAN
Affirmative .................      1,968,769,215.571           83.335%             99.952%
Withheld ....................            938,411.821            0.040%              0.048%
Total .......................      1,969,707,627.392           83.375%                100%

JOHN T. COONEY
Affirmative .................      1,968,445,827.062           83.322%             99.936%
Withheld ....................          1,261,800.330            0.053%              0.064%
Total .......................      1,969,707,627.392           83.375%                100%

ROBERT A. PATTERSON
Affirmative .................      1,968,404,985.954           83.320%             99.934%
Withheld ....................          1,302,641.438            0.055%              0.066%
Total .......................      1,969,707,627.392           83.375%                100%

EUGENE B. PETERS
Affirmative .................      1,968,506,856.025           83.324%             99.939%
Withheld ....................          1,200,771.367            0.051%              0.061%
Total .......................      1,969,707,627.392           83.375%                100%

JAMES M. STOREY
Affirmative .................      1,968,556,832.006           83.326%             99.942%
Withheld ....................          1,150,795.386            0.049%              0.058%
Total .......................      1,969,707,627.392           83.375%                100%

GEORGE J. SULLIVAN
Affirmative .................      1,968,795,230.525           83.337%             99.954%
Withheld ....................            912,396.867            0.038%              0.046%
Total .......................      1,969,707,627.392           83.375%                100%

BETTY L. KRIKORIAN
Affirmative .................      1,968,754,119.096           83.335%             99.952%
Withheld ....................            953,508.296            0.040%              0.048%
Total .......................      1,969,707,627.392           83.375%                100%

CHARLES E. CARLBOM
Affirmative .................      1,968,689,813.190           83.332%             99.948%
Withheld ....................          1,017,814.202            0.043%              0.052%
Total .......................      1,969,707,627.392           83.375%                100%

MITCHELL A. JOHNSON
Affirmative .................      1,968,801,283.525           83.337%             99.954%
Withheld ....................            906,343.867            0.038%              0.046%
Total .......................      1,969,707,627.392           83.375%                100%

                                      NOTES

                                      NOTES

                       ACADIAN EMERGING MARKETS PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                 1-866-AAM-6161

                                    ADVISER:
                         Acadian Asset Management, Inc.
                             One Post Office Square
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004






    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ACA-AR-001-0400

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $340,000            N/A               N/A             $317,500            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Fees billed by PWC LLP related to the Trust

PWC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $189,520            N/A               N/A             $251,280            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           $0                $0                $0                $0            $10,780(1)        $8,500(2)
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
     (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
     (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

  (e)(1) Not applicable.

  (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):


         --------------------------- ---------------- ---------------
                                           2005            2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                 0%              0%

         --------------------------- ---------------- ---------------
         Tax Fees                           0%              0%
         --------------------------- ---------------- ---------------
         All Other Fees                     0%              0%

         --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PWC):


         --------------------------- ---------------- ---------------
                                          2005             2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                0%              44%

         --------------------------- ---------------- ---------------
         Tax Fees                          0%               0%
         --------------------------- ---------------- ---------------
         All Other Fees                    0%               0%

         --------------------------- ---------------- ---------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(g) The aggregate non-audit fees and services billed by PWC LLP for the last two fiscal years were $0 and $19,280 for 2005 and 2004, respectively.


(h) Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005


By (Signature and Title)*                        /s/ Michael Lawson
                                                 ---------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  December 29, 2005

* Print the name and title of each signing officer under his or her signature.